VIRTUS Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2026
($ reported in thousands)

	Par Value(1)	Value
U.S. Government Securities—3.0%
U.S. Treasury Bonds
3.625%, 5/15/53	$1,070	$855
4.250%, 2/15/54	2,195	1,959
4.250%, 8/15/54	1,010	902
4.500%, 11/15/54	6,420	5,976
U.S. Treasury Notes
3.875%, 7/31/30	4,625	4,570
4.500%, 11/15/33	6,820	6,889
4.125%, 2/15/36	7,020	6,849
Total U.S. Government Securities (Identified Cost $28,377)		28,000

Foreign Government Securities—14.7%
Arab Republic of Egypt
144A 8.625%, 2/4/30(2)	319	341
144A 5.875%, 2/16/31(2)	1,204	1,174
144A 7.053%, 1/15/32(2)	999	999
144A 6.875%, 4/30/40(2)	433	406
144A 8.500%, 1/31/47(2)	691	676
144A 8.750%, 9/30/51(2)	586	579
Benin Government International Bond 144A 7.960%, 2/13/38(2)	545	578
Bolivarian Republic of Venezuela
RegS 7.750%, 10/13/19(3)(4)	1,000	446
RegS 12.750%, 8/23/22(4)(5)	1,331	743
Brazil Notas do Tesouro Nacional
Series F 10.000%, 1/1/29	10,560 BRL	1,886
Series F 10.000%, 1/1/31	20,810 BRL	3,502
Bulgaria Government International Bond RegS 5.000%, 3/5/37(4)	232	226
Costa Rica Government
144A 6.550%, 4/3/34(2)	373	398
144A 7.300%, 11/13/54(2)	241	272
Czech Republic Government Bond 1.750%, 6/23/32	126,040 CZK	5,181
Dominican Republic
144A 5.875%, 10/28/35(2)	767	758
144A 6.950%, 3/15/37(2)	892	947
RegS 6.950%, 3/15/37(4)	1,743	1,850
Eagle Funding Luxco S.a.r.l. 144A 5.500%, 8/17/30(2)	1,338	1,340
Federal Republic of Ethiopia 144A 6.625%, 12/11/26(2)(5)	260	282
Federative Republic of Brazil
6.000%, 10/20/33	770	776
6.625%, 3/15/35	1,696	1,744
6.250%, 5/22/36	2,183	2,164
	Par Value(1)	Value

Foreign Government Securities—continued
Hungary Government International Bond
144A 6.250%, 9/22/32(2)	$1,082	$1,145
144A 5.500%, 6/16/34(2)	550	559
144A 6.000%, 9/26/35(2)	677	705
144A 5.500%, 3/26/36(2)	1,424	1,433
RegS 2.125%, 9/22/31(4)	315	273
Islamic Republic of Pakistan 144A 7.375%, 4/8/31(2)	944	951
Kingdom of Bahrain
144A 7.375%, 5/14/30(2)	907	922
144A 5.625%, 5/18/34(2)	305	278
144A 6.625%, 10/6/37(2)	939	882
144A 7.100%, 2/3/38(2)	939	913
KSA Ijarah Sukuk Ltd. 144A 4.875%, 9/9/35(2)(6)	659	648
Lebanon Government International Bond RegS 6.100%, 10/4/22(4)(5)	2,201	539
Malaysia Government Bond 2.632%, 4/15/31	22,180 MYR	5,251
Mex Bonos Desarr
8.500%, 5/31/29	60,970 MXN	3,535
7.750%, 11/13/42	36,100 MXN	1,762
Oman Government International Bond
144A 6.250%, 1/25/31(2)	1,074	1,129
144A 6.500%, 3/8/47(2)	2,526	2,692
Republic of Angola
144A 8.000%, 11/26/29(2)	294	299
144A 8.750%, 4/14/32(2)	519	524
144A 9.875%, 3/31/37(2)	705	727
Republic of Argentina
0.750%, 7/9/30(7)	1,289	1,141
4.125%, 7/9/35(7)	3,083	2,470
3.500%, 7/9/41(7)	398	298
4.125%, 7/9/46(7)	1,545	1,183
Republic of Cameroon RegS 9.500%, 7/31/31(4)	200	202
Republic of Chile
4.350%, 4/13/31	431	423
3.500%, 1/31/34	365	331
4.950%, 1/5/36	2,395	2,369
3.100%, 5/7/41	539	413
Republic of Colombia
7.500%, 2/2/34	2,667	2,848
7.750%, 11/7/36(6)	1,207	1,317
Republic of Ecuador
144A 9.250%, 1/29/39(2)	1,931	1,978
RegS 6.900%, 7/31/35(4)(7)	810	743
See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026
($ reported in thousands)
	Par Value(1)	Value

Foreign Government Securities—continued
RegS 5.000%, 7/31/40(4)(7)	$692	$580
Republic of El Salvador RegS 7.625%, 2/1/41(4)	785	794
Republic of Gabon 144A 6.625%, 2/6/31(2)	953	819
Republic of Ghana
144A 0.000%, 7/3/26(2)(8)	4	5
144A 0.000%, 1/3/30(2)(8)	23	20
RegS 0.000%, 7/3/26(4)(8)	2	2
RegS 0.000%, 1/3/30(4)(8)	10	9
RegS 5.000%, 7/3/35(4)(7)	1,163	1,079
Republic of Guatemala RegS 4.650%, 10/7/41(4)	512	446
Republic of Indonesia
4.550%, 1/11/28	325	326
2.850%, 2/14/30	1,050	979
5.600%, 1/15/35	1,610	1,634
4.200%, 10/15/50	673	527
5.100%, 2/10/54	182	166
Republic of Ivory Coast
144A 8.075%, 4/1/36(2)	33	36
144A 8.250%, 1/30/37(2)	678	750
Republic of Kazakhstan
144A 4.412%, 10/28/30(2)	464	456
144A 5.500%, 7/1/37(2)	1,126	1,152
Republic of Kenya
144A 7.875%, 2/26/34(2)	646	643
144A 9.500%, 3/5/36(2)	105	111
144A 8.700%, 2/26/39(2)	764	758
Republic of Mozambique 144A 9.000%, 9/15/31(2)(7)	299	263
Republic of Nigeria
144A 9.625%, 6/9/31(2)	263	292
144A 7.375%, 9/28/33(2)	804	811
144A 10.375%, 12/9/34(2)	1,080	1,283
144A 8.631%, 1/13/36(2)	299	325
144A 9.130%, 1/13/46(2)	503	558
Republic of Panama
3.875%, 3/17/28	655	644
7.500%, 3/1/31	199	220
5.227%, 2/23/34	272	268
6.700%, 1/26/36	326	352
5.662%, 2/23/38	901	899
8.000%, 3/1/38	259	305
	Par Value(1)	Value

Foreign Government Securities—continued
Republic of Peru
2.783%, 1/23/31	$271	$249
5.375%, 2/8/35	2,004	2,024
5.500%, 3/30/36	454	459
3.600%, 1/15/72	831	529
Republic of Philippines
5.500%, 2/4/35	623	636
4.750%, 3/5/35	568	550
5.325%, 6/24/36	300	302
Republic of Poland
4.875%, 10/4/33	464	463
5.125%, 9/18/34	544	547
5.375%, 2/12/35	1,239	1,266
5.375%, 4/14/36	1,227	1,244
5.500%, 4/4/53	207	196
Republic of Serbia 144A 5.500%, 5/6/36(2)	1,203	1,180
Republic of South Africa
5.375%, 7/24/44	203	172
5.650%, 9/27/47	1,552	1,312
8.750%, 2/28/48	94,900 ZAR	5,691
144A 6.125%, 12/11/37(2)	962	945
144A 7.950%, 11/19/54(2)	1,458	1,571
Republic of Sri Lanka 144A 3.600%, 6/15/35(2)(7)	1,388	1,157
Republic of Turkiye
9.125%, 7/13/30	1,097	1,207
6.375%, 5/22/31	370	369
7.250%, 5/29/32	457	470
7.625%, 5/15/34	3,598	3,782
6.950%, 9/16/35	257	258
6.800%, 11/4/36	750	741
6.625%, 2/17/45	953	869
5.750%, 5/11/47	377	306
Republic of Zambia 144A 5.750%, 6/30/33(2)(7)	335	331
Republica Orient Uruguay 5.100%, 6/18/50	1,336	1,251
Romanian Government International Bond
144A 5.875%, 1/30/29(2)	1,632	1,647
144A 5.750%, 9/16/30(2)	911	915
144A 6.375%, 1/30/34(2)	708	718
144A 6.000%, 5/25/34(2)	257	255
144A 5.750%, 3/24/35(2)	110	107
144A 5.750%, 7/4/36(2)	470	450
Saudi International Bond
144A 5.625%, 1/13/35(2)	1,405	1,458
144A 4.875%, 1/12/36(2)	600	590
144A 4.500%, 10/26/46(2)	1,746	1,452
144A 3.750%, 1/21/55(2)	1,600	1,113
See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026
($ reported in thousands)
	Par Value(1)	Value

Foreign Government Securities—continued
RegS 5.625%, 1/13/35(4)	$770	$799
Suriname Government International Bond 144A 8.500%, 11/6/35(2)	689	751
Trinidad & Tobago Government International Bond
144A 5.950%, 1/14/31(2)	315	318
144A 6.400%, 6/26/34(2)	12	12
Ukraine Government Bond
144A 4.500%, 2/1/29(2)(7)	779	654
144A 0.000%, 2/1/30(2)(7)	4	3
144A 4.000%, 2/1/32(2)(7)	427	353
144A 4.500%, 2/1/35(2)(7)	96	66
144A 4.500%, 2/1/36(2)(7)	8	6
RegS 4.500%, 2/1/29(4)(7)	98	82
RegS 0.000%, 2/1/30(4)(7)	30	22
RegS 4.000%, 2/1/32(4)(7)	3,556	2,936
RegS 0.000%, 2/1/34(4)(7)	113	64
RegS 4.500%, 2/1/36(4)(7)	62	42
United Mexican States
5.850%, 7/2/32	875	885
5.375%, 3/22/33	615	603
3.500%, 2/12/34	384	327
6.250%, 8/27/37	798	797
6.625%, 1/29/38	908	930
6.338%, 5/4/53	1,210	1,130
3.771%, 5/24/61	398	239
Uzbekistan International Bond
144A 3.700%, 11/25/30(2)	304	283
144A 6.900%, 2/28/32(2)	454	485
Total Foreign Government Securities (Identified Cost $130,687)		136,232

Mortgage-Backed Securities—22.6%
Agency—10.8%
Federal Home Loan Mortgage Corporation
Pool #SD3238 5.500%, 12/1/52	215	217
Pool #SD5594 5.500%, 7/1/53	4,176	4,217
Pool #SD6322 4.500%, 8/1/53	4,826	4,678
Pool #SD8289 5.500%, 1/1/53	1,684	1,702
Pool #SD8309 6.000%, 3/1/53	2,358	2,422
Pool #SD8317 6.000%, 4/1/53	768	789
	Par Value(1)	Value

Agency—continued
Pool #SD8382 5.000%, 12/1/53	$5,777	$5,702
Pool #SD8492 5.000%, 1/1/55	11,057	10,888
Pool #SD8494 5.500%, 1/1/55	6,707	6,738
Pool #SL0019 5.500%, 1/1/55	7,466	7,506
Pool #SL1127 6.000%, 12/1/54	6,445	6,594
Pool #SL2922 5.500%, 10/1/55	4,265	4,286
Pool #SL3344 5.000%, 3/1/55	4,259	4,195
Pool #SL4455 4.500%, 3/1/56	6,804	6,528
Federal National Mortgage Association
Pool #CB0534 3.000%, 5/1/51	4,995	4,364
Pool #CB6857 4.500%, 8/1/53	1,980	1,910
Pool #FA1378 4.000%, 3/1/55	1,245	1,168
Pool #FA1728 6.000%, 10/1/53	5,617	5,781
Pool #FA1731 6.000%, 1/1/55	2,732	2,796
Pool #FA4052 5.500%, 7/1/55	5,472	5,493
Pool #FS4438 5.000%, 11/1/52	795	787
Pool #FS7751 4.000%, 3/1/53	4,827	4,522
Pool #FS8479 5.500%, 8/1/53	3,041	3,073
Pool #MA4785 5.000%, 10/1/52	1,422	1,408
Pool #MA4805 4.500%, 11/1/52	1,228	1,185
Pool #MA5072 5.500%, 7/1/53	1,025	1,033
		99,982

Non-Agency—11.8%
A&D Mortgage Trust
2023-NQM3, A1 144A 6.733%, 7/25/68(2)(9)	1,154	1,153
2025-NQM2, A1 144A 5.790%, 6/25/70(2)(9)	884	887
ADMT 2024-NQM6, A1 144A 5.666%, 1/25/70(2)(9)	1,083	1,084
Ajax Mortgage Loan Trust 2022-B, A1 144A 3.500%, 3/27/62(2)(9)	994	960
ALA Trust 2025-OANA, A (1 month Term SOFR + 1.743%, Cap N/A, Floor 1.743%) 144A 5.369%, 6/15/40(2)(9)	2,200	2,210
AMSR Trust 2021-SFR3, D 144A 2.177%, 10/17/38(2)	540	534
Angel Oak Mortgage Trust
2022-5, A1 144A 4.500%, 5/25/67(2)(9)	2,585	2,580
See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026
($ reported in thousands)
	Par Value(1)	Value

Non-Agency—continued
2023-1, A1 144A 4.750%, 9/26/67(2)(9)	$2,890	$2,882
Arroyo Mortgage Trust
2019-1, A1 144A 3.805%, 1/25/49(2)(9)	43	42
2019-2, A1 144A 3.347%, 4/25/49(2)(9)	105	102
2020-1, A3 144A 3.328%, 3/25/55(2)	2,163	2,000
BBCMS Trust 2018-CBM, A (1 month Term SOFR + 1.297%, Cap N/A, Floor 1.250%) 144A 4.923%, 7/15/37(2)(9)	2,296	2,233
Bunker Hill Loan Depositary Trust 2019-2, A1 144A 2.879%, 7/25/49(2)(9)	63	62
BX Commercial Mortgage Trust 2024-XL5, A (1 month Term SOFR + 1.392%, Cap N/A, Floor 1.392%) 144A 5.017%, 3/15/41(2)(9)	1,049	1,050
BX Trust
2019-OC11, B 144A 3.605%, 12/9/41(2)	1,130	1,070
2019-OC11, D 144A 4.075%, 12/9/41(2)(9)	847	800
CENT 2025-CITY, A 144A 5.091%, 7/10/40(2)(9)	2,010	2,006
Chase Mortgage Finance Corp. 2016-SH2, M2 144A 3.750%, 12/25/45(2)(9)	283	265
CIM Trust 2022-R2, A1 144A 3.750%, 12/25/61(2)(9)	707	664
Citigroup Mortgage Loan Trust, Inc. 2018-RP1, A1 144A 3.000%, 9/25/64(2)(9)	209	206
COLT Mortgage Loan Trust
2022-3, A1 144A 4.204%, 2/25/67(2)(9)	469	456
2024-5, A1 144A 5.123%, 8/25/69(2)(9)	998	994
COOPR Residential Mortgage Trust 2025-CES2, A1A 144A 5.502%, 6/25/60(2)(9)	1,346	1,347
CoreVest American Finance Trust 2019-3, C 144A 3.265%, 10/15/52(2)	250	233
Credit Suisse Mortgage Capital Trust 2020-RPL4, A1 144A 2.000%, 1/25/60(2)(9)	1,384	1,243
Deephaven Residential Mortgage Trust
2022-1, A1 144A 2.205%, 1/25/67(2)(9)	213	196
2025-INV1, A1 144A 5.087%, 11/25/60(2)(9)	1,156	1,147
EFMT 2025-NQM2, A1 144A 5.596%, 6/25/70(2)(9)	1,200	1,201
Ellington Financial Mortgage Trust 2019-2, A3 144A 3.046%, 11/25/59(2)(9)	10	9
ELM Trust 2024-ELM, A10 144A 5.994%, 6/10/39(2)(9)	1,719	1,721
Fashion Show Mall LLC 2024-SHOW, A 144A 5.274%, 10/10/41(2)(9)	2,870	2,877
FirstKey Homes Trust 2021-SFR1, D 144A 2.189%, 8/17/38(2)	460	458
	Par Value(1)	Value

Non-Agency—continued
Fontainebleau Miami Beach Mortgage Trust 2024-FBLU, A (1 month Term SOFR + 1.450%, Cap N/A, Floor 1.450%) 144A 5.075%, 12/15/39(2)(9)	$1,100	$1,102
Houston Galleria Mall Trust 2025-HGLR, A 144A 5.644%, 2/5/45(2)(9)	1,770	1,809
Hudson Yards Mortgage Trust
2025-SPRL, A 144A 5.649%, 1/13/40(2)(9)	1,500	1,524
2026-10HY, A 144A 5.086%, 12/10/39(2)(9)	2,150	2,158
Imperial Fund Mortgage Trust 2022-NQM3, A1 144A 5.380%, 5/25/67(2)(9)	1,159	1,155
IRV Trust 2025-200P, B 144A 5.621%, 3/14/47(2)(9)	780	779
JP Morgan Seasoned Mortgage Trust Series 2024-1, A4 144A 4.358%, 1/25/63(2)(9)	1,077	1,046
JPMorgan Chase Commercial Mortgage Securities Trust 2024-OMNI, A 144A 5.990%, 10/5/39(2)(9)	1,285	1,293
JPMorgan Chase Mortgage Trust
2014-5, B2 144A 2.475%, 10/25/29(2)(9)	238	230
2017-4, A13 144A 3.500%, 11/25/48(2)(9)	1,995	1,807
2024-NQM1, A3 144A 5.947%, 2/25/64(2)(9)	619	619
2025-CES2, A1 144A 5.592%, 6/25/55(2)(9)	1,170	1,172
2025-NQM2, A1 144A 5.567%, 9/25/65(2)(9)	1,133	1,134
2026-ACES1, A1 144A 4.894%, 4/25/66(2)(9)	2,361	2,333
LHOME Mortgage Trust 2026-RTL1, A1 144A 4.908%, 1/25/41(2)(9)	1,030	1,022
MetLife Securitization Trust 2017-1A, M1 144A 3.335%, 4/25/55(2)(9)	425	382
MFA Trust
2022-INV1, A1 144A 4.907%, 4/25/66(2)(9)	925	909
2022-NQM2, A1 144A 5.000%, 5/25/67(2)(9)	1,167	1,140
2024-NQM2, A1 144A 5.272%, 8/25/69(2)(9)	1,102	1,099
2021-INV1, A1 144A 0.852%, 1/25/56(2)(9)	20	19
Mill City Mortgage Loan Trust
2017-1, M2 144A 3.250%, 11/25/58(2)(9)	101	100
2019-1, M2 144A 3.500%, 10/25/69(2)(9)	779	721
MIRA Trust 2023-MILE, A 144A 6.755%, 6/10/38(2)	1,290	1,316
Morgan Stanley Residential Mortgage Loan Trust 2024-INV4, A1 144A 6.000%, 9/25/54(2)(9)	574	584
MSSG Trust 2017-237P, A 144A 3.397%, 9/13/39(2)	2,411	2,314
New Residential Mortgage Loan Trust
2017-2A, A3 144A 4.000%, 3/25/57(2)(9)	927	892
See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026
($ reported in thousands)
	Par Value(1)	Value

Non-Agency—continued
2018-2A, A1 144A 4.500%, 2/25/58(2)(9)	$18	$18
2021-NQ2R, A1 144A 0.941%, 10/25/58(2)(9)	233	225
2022-NQM2, A1 144A 3.850%, 3/27/62(2)(9)	1,265	1,187
2026-NQM3, A1 144A 4.833%, 2/25/66(2)(9)	1,614	1,594
NY Commercial Mortgage Trust 2025-299P, A 144A 5.853%, 2/10/47(2)(9)	1,660	1,717
NYC Commercial Mortgage Trust 2025-300P, A 144A 4.879%, 7/13/42(2)(9)	2,000	1,979
NYMT Loan Trust
2024-CP1, A1 144A 3.750%, 2/25/68(2)(9)	2,358	2,181
2026-INV2, A1 144A 5.475%, 4/25/61(2)(9)	2,082	2,081
OBX Trust
2023-NQM5, A1A 144A 6.567%, 6/25/63(2)(9)	888	885
2024-NQM9, A1 144A 6.030%, 1/25/64(2)(9)	521	523
PMT Loan Trust
2024-INV1, A2 144A 6.000%, 10/25/59(2)(9)	1,073	1,091
2024-INV2, A1 144A 6.000%, 12/25/59(2)(9)	682	695
2025-INV7, A7 144A 6.000%, 6/25/56(2)(9)	1,228	1,231
PRET Trust 2024-RPL1, A1 144A 3.900%, 10/25/63(2)(9)	1,253	1,189
PRKCM Trust
2025-AFC1, A1A 144A 5.101%, 10/25/60(2)(9)	1,364	1,356
2026-AFC3, A1 144A 5.384%, 5/1/61(2)(9)	1,786	1,779
RCKT Mortgage Trust
2023-CES1, A1A 144A 6.515%, 6/25/43(2)(9)	335	335
2023-CES2, A1A 144A 6.808%, 9/25/43(2)(9)	334	334
2023-CES3, A1A 144A 7.113%, 11/25/43(2)(9)	762	765
2024-CES1, A1A 144A 6.025%, 2/25/44(2)(9)	542	543
2024-CES3, A1A 144A 6.591%, 5/25/44(2)(9)	1,033	1,040
2025-CES5, A1A 144A 5.687%, 5/25/55(2)(9)	1,310	1,315
RFR Trust 2025-SGRM, A 144A 5.562%, 3/11/41(2)(9)	1,500	1,508
RIDE 2025-SHRE, B 144A 6.020%, 2/14/47(2)(9)	1,500	1,510
ROCK Trust
2024-CNTR, A 144A 5.388%, 11/13/41(2)	760	768
2024-CNTR, C 144A 6.471%, 11/13/41(2)	1,595	1,633
Sequoia Mortgage Trust 2013-8, B1 3.477%, 6/25/43(9)	84	81
	Par Value(1)	Value

Non-Agency—continued
Starwood Mortgage Residential Trust 2021-5, A2 144A 2.178%, 9/25/66(2)(9)	$1,708	$1,472
THPT Mortgage Trust 2023-THL, A 144A 7.227%, 12/10/34(2)(9)	1,526	1,530
Towd Point Mortgage Trust
2016-4, B1 144A 3.909%, 7/25/56(2)(9)	485	470
2017-1, M1 144A 3.750%, 10/25/56(2)(9)	991	978
2017-4, A2 144A 3.000%, 6/25/57(2)(9)	850	808
2018-6, A1A 144A 3.750%, 3/25/58(2)(9)	4	4
2018-6, A2 144A 3.750%, 3/25/58(2)(9)	1,925	1,770
2019-2, A2 144A 3.750%, 12/25/58(2)(9)	2,628	2,381
2019-4, A2 144A 3.250%, 10/25/59(2)(9)	1,780	1,615
2023-1, A1 144A 3.750%, 1/25/63(2)	1,253	1,191
2024-CES1, A1A 144A 5.848%, 1/25/64(2)(9)	627	627
Tricon American Homes Trust 2020-SFR2, D 144A 2.281%, 11/17/39(2)	840	803
Verus Securitization Trust 2023-8, A1 144A 6.259%, 12/25/68(2)(9)	701	703
Visio Trust
2020-1R, A2 144A 1.567%, 11/25/55(2)	28	27
2022-1, A2 144A 5.850%, 8/25/57(2)(9)	625	624
WSTN Trust 2023-MAUI, C 144A 7.958%, 7/5/37(2)(9)	2,150	2,169
		110,066

Total Mortgage-Backed Securities (Identified Cost $211,407)		210,048

Asset-Backed Securities—13.0%
Automobiles—4.0%
Arivo Acceptance Auto Loan Receivables Trust
2024-1A, B 144A 6.870%, 6/17/30(2)	1,510	1,525
2025-1A, A2 144A 4.920%, 5/15/29(2)	1,249	1,251
Avis Budget Rental Car Funding LLC
(AESOP) 2023-3A, A 144A 5.440%, 2/22/28(2)	841	845
(AESOP) 2024-1A, A 144A 5.360%, 6/20/30(2)	1,450	1,472
(AESOP) 2024-2A, D 144A 7.430%, 10/20/28(2)	2,159	2,187
Bridgecrest Lending Auto Securitization Trust 2025-1, C 5.150%, 12/17/29	1,675	1,682
CPS Auto Receivables Trust 2023-D, C 144A 7.170%, 1/15/30(2)	564	567
See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026
($ reported in thousands)
	Par Value(1)	Value

Automobiles—continued
DT Auto Owner Trust
2023-1A, D 144A 6.440%, 11/15/28(2)	$694	$700
2023-3A, C 144A 6.400%, 5/15/29(2)	286	287
Exeter Automobile Receivables Trust
2023-3A, D 6.680%, 4/16/29	920	931
2024-5A, B 4.480%, 4/16/29	1,150	1,151
2026-3A, D 5.440%, 10/15/32	2,200	2,202
FHF Issuer Trust
2024-1A, B 144A 6.260%, 3/15/30(2)	1,100	1,109
2024-3A, C 144A 5.430%, 3/17/31(2)	1,700	1,630
FHF Trust 2023-1A, A2 144A 6.570%, 6/15/28(2)	27	27
FinBe USA Trust 2025-1A, B 144A 6.600%, 12/16/30(2)	2,025	1,997
Flagship Credit Auto Trust
2023-1, D 144A 6.460%, 5/15/29(2)	1,780	1,753
2024-1, D 144A 6.300%, 4/15/30(2)	1,575	1,481
GLS Auto Receivables Issuer Trust 2022-2A, D 144A 6.150%, 4/17/28(2)	273	274
Huntington Bank Auto Credit-Linked Notes 2024-1, B1 144A 6.153%, 5/20/32(2)	371	374
LAD Auto Receivables Trust
2023-1A, D 144A 7.300%, 6/17/30(2)	628	631
2023-2A, D 144A 6.300%, 2/15/31(2)	750	756
Lendbuzz Securitization Trust 2024-3A, B 144A 5.030%, 11/15/30(2)	1,865	1,858
Lobel Automobile Receivables Trust 2026-1, B 144A 5.530%, 4/16/29(2)	730	728
Merchants Fleet Funding LLC 2023-1A, A 144A 7.210%, 5/20/36(2)	137	137
Octane Receivables Trust 2025-1A, A2 144A 4.250%, 2/20/31(2)	1,931	1,927
OneMain Direct Auto Receivables Trust 2022-1A, C 144A 5.310%, 6/14/29(2)	1,220	1,221
Prestige Auto Receivables Trust 2025-1A, C 144A 5.520%, 2/15/30(2)	1,815	1,819
SAFCO Auto Receivables Trust 2024-1A, C 144A 6.960%, 1/18/30(2)	895	896
U.S. Bank N.A. 2023-1, B 144A 6.789%, 8/25/32(2)	123	124
United Auto Credit Securitization Trust 2023-1, D 144A 8.000%, 7/10/28(2)	178	178
Veros Auto Receivables Trust 2024-1, C 144A 7.570%, 12/15/28(2)	1,600	1,629
	Par Value(1)	Value

Automobiles—continued
Westlake Automobile Receivables Trust 2024-2A, B 144A 5.620%, 3/15/30(2)	$1,860	$1,866
		37,215

Consumer Loans—0.1%
ACHV ABS Trust 2024-1PL, A 144A 5.900%, 4/25/31(2)	50	51
BHG Securitization Trust 2021-B, D 144A 3.170%, 10/17/34(2)	875	843
		894

Other—8.8%
Applebee’s Funding LLC 2023-1A, A2 144A 7.824%, 3/5/53(2)	1,926	1,941
Aqua Finance Issuer Trust 2025-A, A 144A 5.250%, 12/19/50(2)	1,242	1,244
Aqua Finance Trust
2019-A, C 144A 4.010%, 7/16/40(2)	315	307
2024-A, B 144A 5.060%, 4/18/50(2)	1,820	1,800
Auxilior Term Funding LLC 2024-1A, B 144A 5.690%, 7/15/31(2)	1,520	1,537
Bojangles Issuer LLC 2024-1A, A2 144A 6.584%, 11/20/54(2)	1,821	1,833
Business Jet Securities LLC 2024-2A, A 144A 5.364%, 9/15/39(2)	1,182	1,182
Commercial Equipment Finance LLC
2024-1A, A 144A 5.970%, 7/16/29(2)	408	409
2025-1A, A 144A 4.830%, 5/15/31(2)	1,464	1,463
COOPR Residential Mortgage Trust
2025-CES3, A1A 144A 4.840%, 9/25/60(2)(9)	1,509	1,490
2026-CES1, A1A 144A 4.874%, 2/25/61(2)(9)	712	703
DataBank Issuer 2026-1A, A2 144A 5.811%, 2/25/56(2)	1,875	1,872
DB Master Finance LLC 2025-1A, A2I 144A 4.891%, 8/20/55(2)	1,269	1,254
Dext ABS LLC 2023-1, A2 144A 5.990%, 3/15/32(2)	41	41
EFMT 2025-CES4, A1 144A 5.431%, 6/25/60(2)(9)	1,251	1,250
Elara HGV Timeshare Issuer LLC 2023-A, A 144A 6.160%, 2/25/38(2)	394	403
Foundation Finance Trust 2023-2A, A 144A 6.530%, 6/15/49(2)	448	460
Hilton Grand Vacations Trust 2026-2A, A 144A 4.830%, 3/27/45(2)	1,850	1,849
Jack in the Box Funding LLC 2026-1A, A2 144A 7.624%, 5/25/56(2)	1,840	1,848
Jersey Mike’s Funding LLC
2024-1A, A2 144A 5.636%, 2/15/55(2)	1,876	1,894
2026-1A, A2I 144A 4.952%, 2/15/56(2)	908	895
See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026
($ reported in thousands)
	Par Value(1)	Value

Other—continued
Lafayette Federal Credit Union Asset Trust 2026-1, H 144A 5.375%, 1/1/46(2)	$2,122	$2,104
Lendmark Funding Trust 2025-3A, A 144A 4.510%, 5/21/35(2)	1,300	1,279
Libra Solutions LLC 2024-1A, A 144A 5.880%, 9/30/38(2)	1,720	1,701
MAPS Trust 2026-1A, A 144A 5.201%, 1/15/51(2)	2,376	2,333
Mariner Finance Issuance Trust 2025-AA, A 144A 4.980%, 5/20/38(2)	2,070	2,073
MetroNet Infrastructure Issuer LLC 2025-2A, A2 144A 5.400%, 8/20/55(2)	1,635	1,639
MMP Capital LLC 2025-A, B 144A 5.720%, 12/15/31(2)	1,562	1,568
Momnt Technologies Trust 2023-1A, A 144A 6.920%, 3/20/45(2)	59	59
MVW LLC 2024-1A, A 144A 5.320%, 2/20/43(2)	687	694
NMEF Funding LLC 2026-A, C 144A 4.710%, 2/15/34(2)	2,285	2,260
Octane Receivables Trust 2023-3A, C 144A 6.740%, 8/20/29(2)	780	790
Planet Fitness Master Issuer LLC 2024-1A, A2I 144A 5.765%, 6/5/54(2)	1,710	1,719
PowerPay Issuance Trust 2024-1A, A 144A 6.530%, 2/18/39(2)	549	556
PRET LLC
2026-NPL2, A1 144A 5.074%, 2/25/56(2)(9)	585	581
2026-NPL3, A1 144A 4.968%, 2/25/56(2)(9)	2,667	2,644
2026-NPL5, A1 144A 5.710%, 4/25/56(2)(9)	1,715	1,715
RCO X Mortgage LLC 2026-1, A1 144A 5.536%, 3/25/31(2)(9)	2,247	2,243
Scalelogix ABS U.S. Issuer LLC 2025-1A, A2 144A 5.673%, 7/25/55(2)	2,055	2,002
Scooters Coffee Issuer LLC 2026-1A, A2 144A 6.380%, 5/20/56(2)	2,290	2,297
Sierra Timeshare Receivables Funding LLC 2023-2A, B 144A 6.280%, 4/20/40(2)	187	190
Subway Funding LLC 2024-1A, A2II 144A 6.268%, 7/30/54(2)	1,812	1,823
Switch ABS Issuer LLC
2024-2A, A2 144A 5.436%, 6/25/54(2)	1,925	1,904
2025-1A, A2 144A 5.036%, 3/25/55(2)	400	390
Taco Bell Funding LLC 2025-1A, A2I 144A 4.821%, 8/25/55(2)	2,100	2,075
TIC Home Improvement Trust 2024-A, A 144A 6.670%, 10/15/46(2)	531	537
Towd Point Mortgage Trust 2025-CES4, A1A 144A 5.091%, 10/25/65(2)(9)	1,802	1,786
Trafigura Securitisation Finance plc 2024-1A, A2 144A 5.980%, 11/15/27(2)	1,400	1,403
TSC SPV Funding LLC 2024-1A, A2 144A 6.291%, 8/20/54(2)	1,527	1,526
U.S. Bank N.A. 2026-RVM1, C 144A 5.595%, 12/25/46(2)	1,609	1,593
	Par Value(1)	Value

Other—continued
Upgrade Master Pass-Through Trust
2025-ST3, A 144A 5.981%, 6/15/32(2)	$882	$885
2025-ST4, A 144A 5.495%, 8/16/32(2)	1,197	1,196
UPX HIL Issuer Trust 2025-1, A 144A 5.160%, 1/25/47(2)	1,171	1,161
USQ Rail III LLC 2024-1A, A 144A 4.990%, 9/28/54(2)	1,645	1,615
VCAT LLC
2026-NPL2, A1 144A 5.062%, 2/25/56(2)(9)	1,675	1,666
2026-NPL3, A1 144A 5.567%, 5/25/56(2)(9)	1,777	1,777
Westgate Resorts LLC 2024-1A, A 144A 6.060%, 1/20/38(2)	597	603
Zaxby’s Funding LLC 2021-1A, A2 144A 3.238%, 7/30/51(2)	3,300	3,146
		81,208

Student Loan—0.1%
MPOWER Education Trust 2025-A, A 144A 6.620%, 7/21/42(2)	1,200	1,216
Total Asset-Backed Securities (Identified Cost $120,824)		120,533

Convertible Bonds and Notes—1.0%
Communication Services—0.0%
Live Nation Entertainment, Inc. 2.875%, 1/15/30	79	94
Sphere Entertainment Co. 3.500%, 12/1/28	36	177
		271

Consumer Discretionary—0.1%
GameStop Corp. 0.000%, 6/15/32	67	68
LCI Industries 3.000%, 3/1/30	124	139
NCL Corp., Ltd. 0.875%, 4/15/30(6)	82	91
Rivian Automotive, Inc. 4.625%, 3/15/29	87	103
Stride, Inc. 1.125%, 9/1/27	49	83
		484

Consumer Staples—0.0%
Herbalife Ltd. 4.250%, 6/15/28	84	97
Energy—0.0%
Liberty Energy, Inc. 144A 0.000%, 3/1/31(2)	69	71
See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026
($ reported in thousands)
	Par Value(1)	Value

Energy—continued
Solaris Energy Infrastructure, Inc. 0.250%, 10/1/31	$83	$135
		206

Financials—0.1%
Affirm Holdings, Inc. 0.750%, 12/15/29	62	72
Coinbase Global, Inc. 0.250%, 4/1/30	75	67
Encore Capital Group, Inc. 4.000%, 3/15/29	76	116
EZCORP, Inc. 144A 3.750%, 12/15/29(2)	80	251
NextEra Energy Capital Holdings, Inc. 3.000%, 3/1/27	79	104
SoFi Technologies, Inc. 144A 1.250%, 3/15/29(2)	46	93
Starwood Property Trust, Inc. 6.750%, 7/15/27	58	59
WisdomTree, Inc. 144A 4.500%, 10/1/31(2)	149	169
		931

Health Care—0.2%
Alignment Healthcare, Inc. 4.250%, 11/15/29	95	162
Alnylam Pharmaceuticals, Inc. 1.000%, 9/15/27	66	79
Alphatec Holdings, Inc. 0.750%, 3/15/30	27	26
Bridgebio Pharma, Inc.
2.500%, 3/15/27	28	50
2.250%, 2/1/29(6)	69	76
CONMED Corp. 2.250%, 6/15/27	90	88
Enovis Corp. 3.875%, 10/15/28	90	86
Envista Holdings Corp. 1.750%, 8/15/28	78	78
Guardant Health, Inc. 1.250%, 2/15/31	56	141
Halozyme Therapeutics, Inc.
1.000%, 8/15/28	63	92
144A 0.875%, 11/15/32(2)	160	176
Indivior Pharmaceuticals, Inc. 144A 0.625%, 3/15/31(2)	90	109
Innoviva, Inc. 2.125%, 3/15/28	72	77
IRhythm Holdings, Inc. 1.500%, 9/1/29	73	80
Ligand Pharmaceuticals, Inc. 144A 0.000%, 9/15/31(2)	78	88
LivaNova plc 2.500%, 3/15/29	67	91
Mirum Pharmaceuticals, Inc. 144A 0.000%, 6/1/32(2)	65	70
Pacira BioSciences, Inc. 2.125%, 5/15/29	79	79
	Par Value(1)	Value

Health Care—continued
Tempus AI, Inc. 144A 0.750%, 7/15/30(2)	$53	$56
		1,704

Industrials—0.1%
Bloom Energy Corp. 144A 0.000%, 11/15/30(2)	39	71
BWX Technologies, Inc. 144A 0.000%, 11/1/30(2)	167	171
Granite Construction, Inc. 3.250%, 6/15/30	137	287
Greenbrier Cos., Inc. (The) 2.875%, 4/15/28(6)	82	93
JBT Marel Corp. 144A 0.375%, 9/15/30(2)	61	62
		684

Information Technology—0.4%
Advanced Energy Industries, Inc. 144A 0.000%, 5/15/31(2)	176	192
Akamai Technologies, Inc.
0.375%, 9/1/27	43	51
0.250%, 5/15/33	52	76
144A 0.000, 5/15/30(2)	80	75
Alarm.com Holdings, Inc. 2.250%, 6/1/29	83	79
Amkor Technology, Inc. 144A 0.000%, 7/15/31(2)	63	75
BlackLine, Inc. 1.000%, 6/1/29	126	116
Cloudflare, Inc. 0.000%, 6/15/30	48	61
CoreWeave, Inc.
144A 1.750%, 12/1/31(2)	39	46
144A 1.750%, 10/1/32(2)	32	35
Guidewire Software, Inc. 1.250%, 11/1/29	56	54
Lumentum Holdings, Inc. 144A 0.375%, 3/15/32(2)	53	244
MACOM Technology Solutions Holdings, Inc. 0.000%, 12/15/29	87	200
MKS, Inc. 1.250%, 6/1/30	106	312
ON Semiconductor Corp. 0.000%, 5/1/27	19	35
OSI Systems, Inc. 2.250%, 8/1/29	96	128
Progress Software Corp. 3.500%, 3/1/30	80	76
Rubrik, Inc. 0.000%, 6/15/30	182	186
Seagate HDD Cayman 3.500%, 6/1/28	15	175
Semtech Corp. 144A 0.000%, 10/15/30(2)	25	46
SiTime Corp. 0.000%, 6/15/31	43	48
Snowflake, Inc.
0.000, 10/1/27	146	243
0.000, 10/1/29	145	256
See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026
($ reported in thousands)
	Par Value(1)	Value

Information Technology—continued
Strategy, Inc. 0.625%, 3/15/30	$41	$42
Terawulf, Inc. 144A 1.000%, 9/1/31(2)	20	43
Unity Software, Inc. 0.000%, 3/15/30	58	66
Varonis Systems, Inc. 1.000%, 9/15/29	135	131
Viavi Solutions, Inc. 144A 0.625%, 3/1/31(2)	51	181
Western Digital Corp. 3.000%, 11/15/28	28	471
		3,743

Materials—0.0%
B2Gold Corp. 144A 2.750%, 2/1/30(2)	97	135
MP Materials Corp. 144A 3.000%, 3/1/30(2)	15	40
		175

Real Estate—0.1%
Healthcare Realty Holdings LP 144A 3.000%, 1/15/32(2)	177	181
Pebblebrook Hotel Trust 144A 1.625%, 1/15/30(2)	35	47
Welltower OP LLC
144A 2.750%, 5/15/28(2)	92	217
144A 3.125%, 7/15/29(2)	54	97
		542

Utilities—0.0%
CenterPoint Energy, Inc.
144A 3.000%, 8/1/28(2)	124	132
144A 2.875%, 5/15/29(2)	150	151
Evergy, Inc. 4.500%, 12/15/27	67	95
PG&E Corp. 4.250%, 12/1/27	56	57
		435

Total Convertible Bonds and Notes (Identified Cost $8,140)		9,272

Corporate Bonds and Notes—34.0%
Communication Services—1.9%
Altice France S.A. 144A 6.500%, 4/15/32(2)	1,356	1,311
CCO Holdings LLC 144A 4.750%, 3/1/30(2)	1,985	1,882
CMG Media Corp. 144A 8.875%, 6/18/29(2)	2,220	1,625
CSC Holdings LLC
144A 11.750%, 1/31/29(2)	675	415
144A 4.125%, 12/1/30(2)	795	472
DIRECTV Financing LLC
144A 5.875%, 8/15/27(2)	51	51
144A 8.875%, 2/1/30(2)	870	884
	Par Value(1)	Value

Communication Services—continued
144A 8.875%, 2/1/30(2)	$125	$127
144A 9.250%, 6/1/32(2)	135	137
DISH Network Corp. 144A 11.750%, 11/15/27(2)	875	899
Gray Media, Inc. 144A 9.625%, 7/15/32(2)	1,165	1,125
IHS Holding Ltd. 144A 6.250%, 11/29/28(2)	100	100
Meta Platforms, Inc. 5.750%, 11/15/65	1,475	1,325
Pioneer Opco LLC 144A 7.000%, 5/15/33(2)	165	168
Playtika Holding Corp. 144A 4.250%, 3/15/29(2)	715	640
PR RNO Property Owner 1 LLC 144A 6.500%, 5/1/31(2)	550	549
Sinclair Television Group, Inc. 144A 8.125%, 2/15/33(2)	1,145	1,176
Snap, Inc.
144A 6.875%, 3/1/33(2)	975	950
144A 6.875%, 3/15/34(2)	490	474
Sprint Capital Corp. 8.750%, 3/15/32	645	760
Turkcell Iletisim Hizmetleri AS 144A 7.650%, 1/24/32(2)	100	104
Univision Communications, Inc. 144A 8.875%, 4/15/33(2)	1,185	1,167
Verizon Communications, Inc. 6.200%, 5/14/56	1,285	1,299
		17,640

Consumer Discretionary—1.9%
A&K Travel Group Holdings Ltd. 144A 7.500%, 5/15/33(2)	350	353
Aptiv Swiss Holdings Ltd. 6.875%, 12/15/54	150	153
Ashtead Capital, Inc. 144A 5.800%, 4/15/34(2)	890	907
Ashton Woods USA LLC 144A 4.625%, 4/1/30(2)	1,270	1,205
Churchill Downs, Inc. 144A 6.750%, 5/1/31(2)	515	524
Dick’s Sporting Goods, Inc. 4.100%, 1/15/52	2,615	1,903
Ford Motor Co. 4.750%, 1/15/43	475	374
Ford Motor Credit Co. LLC 6.500%, 2/7/35	810	830
Forvia SE 144A 6.750%, 9/15/33(2)	970	970
Hilton Grand Vacations Borrower LLC 144A 5.000%, 6/1/29(2)	940	917
Installed Building Products, Inc. 144A 5.625%, 2/1/34(2)	20	20
Meritage Homes Corp. 144A 3.875%, 4/15/29(2)	1,377	1,336
Murphy Oil USA, Inc. 144A 5.875%, 6/1/34(2)	1,380	1,384
Newell Brands, Inc.
6.375%, 9/15/27	750	755
6.625%, 9/15/29	1,332	1,354
See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026
($ reported in thousands)
	Par Value(1)	Value

Consumer Discretionary—continued
Nissan Motor Acceptance Co. LLC 144A 5.625%, 9/29/28(2)	$920	$918
Ontario Gaming GTA LP 144A 8.000%, 8/1/30(2)	630	624
Risewell Homes, Inc.
144A 9.250%, 10/1/29(2)	955	988
144A 8.500%, 11/1/30(2)	115	117
Saks Global Enterprises LLC 144A 11.000%, 12/15/29(2)(5)(10)	330	—
Taylor Morrison Communities, Inc. 144A 5.750%, 11/15/32(2)	65	67
Wayfair LLC
144A 7.250%, 10/31/29(2)	10	10
144A 6.750%, 11/15/32(2)	390	400
144A 7.125%, 5/31/34(2)	100	103
Weekley Homes LLC 144A 4.875%, 9/15/28(2)	1,105	1,090
		17,302

Consumer Staples—0.6%
Albertsons Cos., Inc.
144A 4.875%, 2/15/30(2)	960	929
144A 5.750%, 3/31/34(2)	130	124
Chobani LLC 144A 6.375%, 4/15/34(2)	720	731
Coty, Inc. 144A 6.625%, 7/15/30(2)	720	720
Pilgrim’s Pride Corp. 6.250%, 7/1/33	706	737
Post Holdings, Inc. 144A 6.375%, 3/1/33(2)	905	898
Primo Water Holdings, Inc. 144A 6.250%, 4/1/29(2)	1,580	1,586
		5,725

Energy—5.1%
Alliance Resource Operating Partners LP 144A 8.625%, 6/15/29(2)	1,125	1,177
Antero Midstream Partners LP 144A 5.750%, 7/1/34(2)	105	104
APA Corp. 6.750%, 2/15/55	1,845	1,925
Ascent Resources Utica Holdings LLC 144A 6.625%, 7/15/33(2)	840	850
BP Capital Markets plc 4.875% (11)	1,650	1,631
Bristow Group, Inc. 144A 6.750%, 2/1/33(2)	360	361
Buckeye Partners LP 144A 6.750%, 2/1/30(2)	510	527
Caturus Energy LLC 144A 8.500%, 2/15/30(2)	1,220	1,271
Ecopetrol S.A. 4.625%, 11/2/31	539	495
Enbridge, Inc. 8.500%, 1/15/84	1,115	1,275
Energy Transfer LP
Series G 7.125%(11)	1,145	1,181
Series H 6.500%(11)	660	660
	Par Value(1)	Value

Energy—continued
Flex Intermediate Holdco LLC 144A 3.363%, 6/30/31(2)	$2,150	$1,986
Genesis Energy LP
8.875%, 4/15/30	1,545	1,617
6.750%, 3/15/34	205	203
Harbour Energy plc 144A 6.327%, 4/1/35(2)	1,555	1,585
Helix Energy Solutions Group, Inc. 144A 9.750%, 3/1/29(2)	700	734
HF Sinclair Corp. 6.250%, 1/15/35	1,300	1,350
Hilcorp Energy I LP
144A 5.750%, 2/1/29(2)	485	483
144A 6.000%, 2/1/31(2)	485	470
144A 7.250%, 2/15/35(2)	795	783
KeySpan Gas East Corp. 144A 5.994%, 3/6/33(2)	1,460	1,521
Kodiak Gas Services LLC
144A 5.875%, 4/1/31(2)	560	561
144A 6.750%, 10/1/35(2)	520	533
Magnolia Oil & Gas Operating LLC 144A 6.875%, 12/1/32(2)	1,550	1,578
Mesquite Energy, Inc. 144A 7.250%, 7/15/26(2)(10)	375	— (12)
Occidental Petroleum Corp.
5.550%, 10/1/34	890	910
6.200%, 3/15/40	865	898
Pertamina Persero PT
144A 2.300%, 2/9/31(2)	591	521
144A 6.450%, 5/30/44(2)	378	385
Petroleos de Venezuela S.A. RegS 9.000%, 11/17/21(4)(5)	4,603	1,995
Petroleos del Peru S.A. RegS 4.750%, 6/19/32(4)(6)	417	356
Petroleos Mexicanos
6.700%, 2/16/32	278	280
7.690%, 1/23/50	348	324
6.950%, 1/28/60	1,012	856
6.350%, 2/12/48	1,117	923
Petronas Capital Ltd. 144A 5.848%, 4/3/55(2)(6)	1,180	1,230
Prairie Acquiror LP 144A 9.000%, 8/1/29(2)	755	784
Sempra Infrastructure Partners LP 144A 3.250%, 1/15/32(2)	814	721
SM Energy Co. 144A 6.625%, 4/15/34(2)	205	202
Solaris Energy Infrastructure LLC 144A 6.375%, 5/15/31(2)	220	222
South Bow Canadian Infrastructure Holdings Ltd. 7.500%, 3/1/55	1,755	1,876
Sunoco LP
144A 5.625%, 3/15/31(2)	575	571
144A 5.375%, 7/15/31(2)	75	74
144A 5.875%, 3/15/34(2)	370	365
144A 5.625%, 7/15/34(2)	125	122
Teine Energy Ltd. 144A 6.875%, 4/15/29(2)	415	415
Tidewater, Inc. 144A 9.125%, 7/15/30(2)	740	792
TransCanada PipeLines Ltd. 6.375%, 10/17/56	145	147
See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026
($ reported in thousands)
	Par Value(1)	Value

Energy—continued
Transocean International Ltd.
144A 8.250%, 5/15/29(2)	$175	$181
144A 8.750%, 2/15/30(2)	280	291
144A 8.500%, 5/15/31(2)	875	908
144A 7.875%, 10/15/32(2)	305	318
Uzbekneftegaz JSC 144A 8.750%, 5/7/30(2)	280	302
Venture Global Calcasieu Pass LLC 144A 4.125%, 8/15/31(2)	485	455
Venture Global LNG, Inc.
144A 9.000%(2)(11)	440	430
144A 9.875%, 2/1/32(2)	1,150	1,228
Western Midstream Operating LP 5.250%, 2/1/50	1,990	1,726
Williams Cos., Inc. (The) 5.150%, 3/15/34	1,430	1,429
YPF S.A. 144A 9.500%, 1/17/31(2)	353	374
		47,472

Financials—13.4%
Acrisure LLC
144A 8.250%, 2/1/29(2)	380	358
144A 6.000%, 8/1/29(2)	1,585	1,395
AerCap Ireland Capital DAC
6.950%, 3/10/55	577	597
6.500%, 1/31/56	775	785
Albion Financing 1 S.a.r.l. 144A 7.000%, 5/21/30(2)	1,310	1,356
Allianz SE
144A 6.350%, 9/6/53(2)	1,000	1,044
144A 5.600%, 9/3/54(2)	450	451
Ally Financial, Inc. 8.000%, 11/1/31	1,575	1,754
Altice Financing S.A. 144A 5.000%, 1/15/28(2)	1,320	925
Altice France Lux 3 144A 10.000%, 1/15/33(2)	132	130
American Express Co. 5.625%, 7/28/34	1,725	1,765
American National Group, Inc. 7.000%, 12/1/55	309	302
Apollo Debt Solutions BDC
6.900%, 4/13/29	715	734
5.875%, 8/30/30	868	859
Apollo Global Management, Inc. 6.000%, 12/15/54	1,935	1,877
Ardonagh Group Finance Ltd. 144A 8.875%, 2/15/32(2)	35	34
Arsenal AIC Parent LLC 144A 11.500%, 10/1/31(2)	825	884
Ascot Group Ltd. 144A 4.250%, 12/15/30(2)	1,020	948
Atlas Warehouse Lending Co. LP 144A 5.250%, 1/15/33(2)	1,795	1,768
Avilease Capital Ltd. 144A 5.500%, 6/30/31(2)	960	963
Avis Budget Car Rental LLC 144A 4.750%, 4/1/28(2)	375	369
Azorra Finance Ltd.
144A 7.250%, 1/15/31(2)	830	853
	Par Value(1)	Value

Financials—continued
144A 6.250%, 2/15/34(2)	$345	$335
Azule Energy Finance plc 144A 8.125%, 1/23/30(2)	400	402
Banco de Credito del Peru S.A. 144A 6.450%, 7/30/35(2)	648	667
Banco de Credito e Inversiones S.A. 144A 7.500% (2)(11)	259	274
Banco Mercantil del Norte S.A.
144A 5.875%(2)(11)	270	268
144A 6.625%(2)(11)	256	242
Bank of America Corp. 5.518%, 10/25/35	2,915	2,928
Barclays plc 7.437%, 11/2/33	1,245	1,388
BBVA Mexico S.A. Institucion De Banca Multiple Grupo Financiero BBVA Mexico 144A 5.125%, 1/18/33(2)	437	428
Blackstone Private Credit Fund
5.950%, 7/16/29	445	445
5.250%, 4/1/30	935	908
Block, Inc.
6.500%, 5/15/32	1,105	1,128
144A 6.000%, 8/15/33(2)	260	262
Blue Owl Credit Income Corp. 6.650%, 3/15/31	1,195	1,194
Blue Owl Finance LLC 3.125%, 6/10/31	1,760	1,547
Bond U.S. Bidco 1, Inc. 144A 7.125%, 6/15/33(2)	555	560
BPCE S.A.
144A 7.003%, 10/19/34(2)	1,100	1,198
144A 6.915%, 1/14/46(2)	235	245
Broadstreet Partners Group LLC 144A 5.875%, 4/15/29(2)	665	649
Capital One Financial Corp.
2.359%, 7/29/32	720	625
6.377%, 6/8/34	960	1,016
Capital Power U.S. Holdings, Inc. 144A 6.189%, 6/1/35(2)	1,285	1,330
Charles Schwab Corp. (The)
6.136%, 8/24/34	1,020	1,084
Series H 4.000%(11)	849	797
Cipher Compute LLC 144A 7.125%, 11/15/30(2)	785	816
Citadel Finance LLC
144A 4.750%, 2/14/29(2)	1,225	1,206
144A 5.150%, 2/14/31(2)	615	600
Citigroup, Inc.
6.270%, 11/17/33	615	656
6.174%, 5/25/34	1,159	1,209
CompoSecure Holdings LLC 144A 5.625%, 2/1/33(2)	10	10
Constellation Oil Services Holding S.A. 144A 9.375%, 11/7/29(2)	334	351
Corebridge Financial, Inc. 6.375%, 9/15/54	1,959	1,945
Coronado Finance Pty Ltd. 144A 9.250%, 10/1/29(2)	1,305	1,189
DBR Land Holdings LLC 144A 6.250%, 12/1/30(2)	520	528
Deutsche Bank AG 5.060%, 4/14/32	1,260	1,257
See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026
($ reported in thousands)
	Par Value(1)	Value

Financials—continued
Drawbridge Special Opportunities Fund LP 144A 5.950%, 9/17/30(2)	$1,410	$1,351
Eldik Bank OAO 144A 8.500%, 4/23/31(2)	1,240	1,242
Endo Finance Holdings LP 144A 8.500%, 4/15/31(2)	995	1,046
F&G Annuities & Life, Inc. 6.500%, 6/4/29	1,525	1,558
Flutter Treasury DAC 144A 5.875%, 6/4/31(2)	2,090	2,083
Focus Financial Partners LLC 144A 6.750%, 9/15/31(2)	1,165	1,172
Froneri Lux FinCo S.a.r.l. 144A 6.000%, 8/1/32(2)	1,155	1,133
FS Luxembourg S.a.r.l. 144A 8.625%, 6/25/33(2)	325	308
Gaia Purchaser, Inc. 144A 7.625%, 7/15/33(2)	170	172
Global Atlantic Fin Co.
144A 7.950%, 6/15/33(2)	907	1,003
144A 7.950%, 10/15/54(2)	330	332
Global Payments, Inc. 5.550%, 11/15/35	1,750	1,696
Goldman Sachs Group, Inc. (The)
5.330%, 7/23/35	980	983
6.450%, 5/1/36	355	378
5.065%, 1/21/37	690	674
Green Palm Bidco S.a.r.l. 144A 5.957%, 6/30/41(2)	924	936
Grifols S.A. 144A 4.750%, 10/15/28(2)	1,380	1,352
Gulfport Energy Operating Corp. 144A 6.750%, 9/1/29(2)	490	500
HA Sustainable Infrastructure Capital, Inc. 6.375%, 7/1/34	1,756	1,791
Huntington Bancshares, Inc.
5.709%, 2/2/35	575	588
6.141%, 11/18/39	995	1,016
Icon Investments Six DAC 6.000%, 5/8/34	1,695	1,740
Imperial Brands Finance plc 144A 5.625%, 7/1/35(2)	1,615	1,630
ION Platform Finance U.S., Inc. 144A 9.500%, 5/30/29(2)	485	443
JH North America Holdings, Inc. 144A 6.125%, 7/31/32(2)	2,030	2,047
JPMorgan Chase & Co.
5.717%, 9/14/33	570	588
5.350%, 6/1/34	600	610
6.254%, 10/23/34	820	878
5.576%, 7/23/36	1,210	1,228
KeyCorp
4.789%, 6/1/33	680	667
6.401%, 3/6/35	415	442
Liberty Mutual Group, Inc. 144A 4.125%, 12/15/51(2)	2,040	2,026
Maxam Prill S.a.r.l. 144A 7.750%, 7/15/30(2)	1,095	1,128
Melco Resorts Finance Ltd. (Macau) 144A 5.375%, 12/4/29(2)	200	195
Meridian Arc Holdco LLC 144A 6.250%, 4/30/31(2)	315	316
	Par Value(1)	Value

Financials—continued
Midcap Financial Issuer Trust 144A 6.500%, 5/1/28(2)	$1,080	$1,078
Morgan Stanley
6.342%, 10/18/33	710	757
5.250%, 4/21/34	930	936
5.424%, 7/21/34	345	350
5.948%, 1/19/38	352	362
Movida Europe S.A. 144A 9.700%, 10/11/33(2)	366	350
National Australia Bank Ltd. 144A 5.625%, 6/4/37(2)	1,840	1,837
Nationstar Mortgage Holdings LLC 144A 5.750%, 11/15/31(2)(6)	970	980
NatWest Group plc 6.475%, 6/1/34	1,185	1,229
NCR Atleos Corp. 144A 9.500%, 4/1/29(2)	510	544
NextEra Energy Capital Holdings, Inc. 6.500%, 8/15/55	1,740	1,786
Nippon Life Insurance Co.
144A 6.250%, 9/13/53(2)	1,335	1,382
144A 6.500%, 4/30/55(2)	140	147
Northern Trust Corp.
3.375%, 5/8/32	600	593
5.117%, 11/19/40	800	782
OAK-Eagle Acquireco, Inc. 144A 8.750%, 7/1/34(2)	265	281
Omnis Funding Trust 144A 6.722%, 5/15/55(2)	515	536
OneMain Finance Corp.
6.125%, 5/15/30	190	190
7.125%, 11/15/31	1,575	1,602
6.750%, 9/15/33	195	193
Phoenix Aviation Capital Ltd. 144A 9.250%, 7/15/30(2)	1,580	1,632
PNC Financial Services Group, Inc. (The)
5.575%, 1/29/36	1,475	1,512
5.423%, 1/25/41	500	491
Prudential Financial, Inc.
5.125%, 3/1/52	344	337
6.750%, 3/1/53	560	589
6.500%, 3/15/54	875	906
Reinsurance Group of America, Inc. 6.650%, 9/15/55	1,260	1,274
Rivers Enterprise Borrower LLC 144A 6.250%, 10/15/30(2)	205	208
Rocket Cos., Inc. 144A 6.375%, 8/1/33(2)	785	798
Seadrill Finance Ltd. 144A 6.750%, 7/15/34(2)	200	193
Societe Generale S.A. 144A 6.066%, 1/19/35(2)	1,275	1,322
South Bow USA Infrastructure Holdings LLC 5.584%, 10/1/34	525	523
State Street Corp.
6.123%, 11/21/34	700	737
Series I 6.700%(11)	550	569
Stellantis Finance U.S., Inc. 144A 6.450%, 3/18/35(2)	1,475	1,450
Sumitomo Life Insurance Co. 144A 5.875%, 9/10/55(2)	1,655	1,647
See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026
($ reported in thousands)
	Par Value(1)	Value

Financials—continued
Surgery Center Holdings, Inc. 144A 7.250%, 4/15/32(2)	$725	$734
SV RNO Property Owner 1 LLC 144A 5.875%, 3/1/31(2)	790	779
Synergy Infrastructure Holdings LLC
144A 7.875%, 12/1/30(2)	885	925
144A 7.000%, 7/15/34(2)	100	101
Toronto-Dominion Bank (The) 8.125%, 10/31/82	995	1,029
Truist Financial Corp.
5.122%, 1/26/34	770	769
5.867%, 6/8/34	390	406
UBS Group AG
144A 7.000%(2)(11)	1,340	1,355
144A 4.988%, 8/5/33(2)	1,090	1,083
Veon Midco B.V. 144A 6.950%, 6/1/31(2)	228	228
Wells Fargo & Co.
6.125%(11)	935	946
5.389%, 4/24/34	425	431
6.491%, 10/23/34	310	335
		124,314

Health Care—2.3%
180 Medical, Inc. 144A 5.300%, 10/8/35(2)	1,885	1,848
Acadia Healthcare Co., Inc. 144A 5.500%, 7/1/28(2)	1,220	1,214
Amneal Pharmaceuticals LLC 144A 6.875%, 8/1/32(2)	570	592
Baxter International, Inc. 3.132%, 12/1/51	3,920	2,345
BioMarin Pharmaceutical, Inc. 144A 5.500%, 2/15/34(2)	50	49
Centene Corp. 3.375%, 2/15/30	1,330	1,240
Charles River Laboratories International, Inc. 144A 4.250%, 5/1/28(2)	410	402
CVS Health Corp. 6.750%, 12/10/54	1,025	1,068
Dentsply Sirona, Inc. 3.250%, 6/1/30	1,630	1,508
GENMAB A/S
144A 6.250%, 12/15/32(2)	50	51
144A 7.250%, 12/15/33(2)	80	83
HCA, Inc.
5.500%, 6/1/33	740	756
5.600%, 4/1/34	530	541
5.450%, 9/15/34	305	308
LifePoint Health, Inc.
144A 5.375%, 1/15/29(2)	1,135	1,089
144A 9.875%, 8/15/30(2)	1,115	1,175
144A 10.000%, 6/1/32(2)	425	424
Opal Bidco SAS 144A 6.500%, 3/31/32(2)	120	122
Organon & Co.
144A 4.125%, 4/30/28(2)	1,125	1,111
144A 5.125%, 4/30/31(2)	200	198
144A 7.875%, 5/15/34(2)	190	203
Prime Healthcare Services, Inc. 144A 9.375%, 9/1/29(2)	1,120	1,170
	Par Value(1)	Value

Health Care—continued
Smith & Nephew plc 5.400%, 3/20/34	$1,530	$1,542
Tenet Healthcare Corp. 144A 6.000%, 11/15/33(2)	735	742
Universal Health Services, Inc.
2.650%, 1/15/32	631	551
5.050%, 10/15/34	1,315	1,260
		21,592

Industrials—3.5%
Adani Ports & Special Economic Zone Ltd. 144A 4.375%, 7/3/29(2)	700	680
Alaska Airlines Pass-Through Trust 2020-1, A 144A 4.800%, 2/15/29(2)	653	653
APi Group DE, Inc. 144A 5.750%, 6/1/34(2)	398	393
Aviation Capital Group LLC
144A 5.125%, 4/10/30(2)	620	622
144A 4.875%, 1/28/33(2)	760	739
British Airways Pass-Through Trust 2021-1, A 144A 2.900%, 9/15/36(2)	1,018	930
Builders FirstSource, Inc. 144A 6.375%, 3/1/34(2)	1,290	1,304
Carpenter Technology Corp. 144A 5.625%, 3/1/34(2)	40	40
Chart Industries, Inc. 144A 7.500%, 1/1/30(2)	10	10
Cimpress plc 144A 7.375%, 9/15/32(2)	1,695	1,713
Clarios Global LP
144A 6.750%, 2/15/30(2)	50	52
144A 6.750%, 9/15/32(2)	280	286
CoStar Group, Inc. 144A 2.800%, 7/15/30(2)	1,935	1,741
Esab Corp. 144A 5.625%, 4/1/31(2)	145	145
Flowserve Corp. 5.700%, 5/15/36	415	417
FTAI Aviation Investors LLC
144A 7.000%, 5/1/31(2)	165	171
144A 7.000%, 6/15/32(2)	995	1,028
Garda World Security Corp. 144A 8.375%, 11/15/32(2)	945	967
Global Infrastructure Solutions, Inc. 144A 7.500%, 4/15/32(2)	1,400	1,465
Global Medical Response, Inc. 144A 7.375%, 10/1/32(2)	630	653
Granite Construction, Inc. 144A 6.375%, 6/15/34(2)	15	15
Herc Holdings, Inc.
144A 7.250%, 6/15/33(2)	345	360
144A 6.000%, 3/15/34(2)	570	566
Icahn Enterprises LP
5.250%, 5/15/27	365	361
144A 10.000%, 11/15/29(2)	1,130	1,114
LBM Acquisition LLC 144A 6.250%, 1/15/29(2)	1,695	1,225
Madison IAQ LLC 144A 5.875%, 6/30/29(2)	910	910
Neptune Bidco U.S., Inc.
144A 9.290%, 4/15/29(2)	1,480	1,509
See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026
($ reported in thousands)
	Par Value(1)	Value

Industrials—continued
144A 10.375%, 5/15/31(2)	$110	$114
Rio Grande LNG LLC 144A 5.750%, 6/30/36(2)	1,860	1,853
Science Applications International Corp.
144A 4.875%, 4/1/28(2)	650	645
144A 5.875%, 11/1/33(2)	305	300
Standard Building Solutions, Inc. 144A 5.875%, 3/15/34(2)	750	723
Stanley Black & Decker, Inc. 6.707%, 3/15/60	1,235	1,230
TransDigm, Inc.
144A 6.875%, 12/15/30(2)	885	909
144A 6.625%, 3/1/32(2)	630	646
144A 6.125%, 7/31/34(2)	235	235
United Airlines Holdings, Inc.
4.875%, 3/1/29	715	707
5.375%, 3/1/31	70	69
United Airlines Pass-Through Trust 2023-1, A 5.800%, 7/15/37	536	557
United Airlines Pass-Through-Trust 2024-1, AA 5.450%, 8/15/38	850	865
VistaJet Malta Finance plc 144A 9.500%, 6/1/28(2)(6)	1,645	1,665
VoltaGrid LLC 144A 7.375%, 11/1/30(2)	850	882
WESCO Distribution, Inc.
144A 6.625%, 3/15/32(2)	435	448
144A 5.500%, 4/15/34(2)	505	500
White Cap Supply Holdings LLC 144A 7.375%, 11/15/30(2)	330	335
		32,752

Information Technology—1.4%
Cloud Software Group, Inc. 144A 9.000%, 9/30/29(2)	1,565	1,519
Consensus Cloud Solutions, Inc. 144A 6.500%, 10/15/28(2)	635	635
CoreWeave, Inc. 144A 9.625%, 7/15/32(2)	275	271
Foundry JV Holdco LLC 144A 5.875%, 1/25/34(2)	1,130	1,148
Gartner, Inc. 144A 3.750%, 10/1/30(2)	1,925	1,757
HUT 8 DC LLC 144A 6.192%, 11/15/42(2)	1,065	1,079
Insight Enterprises, Inc. 144A 6.625%, 5/15/32(2)	860	874
Oracle Corp.
6.250%, 11/9/32	590	606
5.500%, 8/3/35	760	727
6.900%, 11/9/52	640	614
Rocket Software, Inc. 144A 9.000%, 11/28/28(2)	1,115	1,108
VSP Optical Group, Inc. 144A 5.650%, 6/1/36(2)	1,830	1,839
WULF Compute LLC 144A 7.750%, 10/15/30(2)	730	767
		12,944

	Par Value(1)	Value

Materials—1.7%
ASP Unifrax Holdings, Inc. 144A 5.250%, 9/30/28(2)(10)	$1,235	$12
Bayport Polymers LLC 144A 5.140%, 4/14/32(2)	1,460	1,437
Capstone Copper Corp. 144A 6.750%, 3/31/33(2)	1,760	1,784
Cleveland-Cliffs, Inc. 144A 7.625%, 1/15/34(2)	1,235	1,233
Corp. Nacional del Cobre de Chile RegS 6.440%, 1/26/36(4)	1,087	1,156
Illuminate Buyer LLC 144A 9.000%, 7/1/28(2)	462	462
INEOS Finance plc 144A 7.500%, 4/15/29(2)	910	885
LSB Industries, Inc. 144A 6.250%, 10/15/28(2)	2,255	2,256
Mauser Packaging Solutions Holding Co. 144A 9.250%, 4/15/30(2)	1,085	1,067
New Enterprise Stone & Lime Co., Inc. 144A 9.750%, 7/15/28(2)	591	592
Samarco Mineracao S.A. (9.000% or 5.000% PIK, 4.000% cash) 144A 9.500%, 6/30/31(2)(13)	397	399
Solstice Advanced Materials, Inc. 144A 5.625%, 9/30/33(2)	60	60
Trekor Metals Ltd. 144A 8.250%, 5/1/30(2)	515	537
Trivium Packaging Finance B.V.
144A 8.250%, 7/15/30(2)	105	111
144A 12.250%, 1/15/31(2)	530	586
Westlake Corp. 5.550%, 11/15/35	1,755	1,740
WR Grace Holdings LLC 144A 5.625%, 8/15/29(2)	1,737	1,633
WS Escrow LLC 144A 7.750%, 6/1/33(2)	85	87
		16,037

Real Estate—0.3%
Forestar Group, Inc. 144A 6.500%, 3/15/33(2)	905	919
Iron Mountain, Inc. 144A 6.250%, 1/15/33(2)	1,050	1,061
Millrose Properties, Inc. 144A 6.250%, 9/15/32(2)	740	747
Port of Spain Waterfront Development RegS 7.875%, 2/19/40(4)	472	492
		3,219

Utilities—1.9%
AES Corp. (The) 7.600%, 1/15/55	660	676
Alpha Generation LLC 144A 6.250%, 1/15/34(2)	740	728
CMS Energy Corp. 4.750%, 6/1/50	1,485	1,455
Comision Ejecutiva Hidroelectrica del Rio Lempa 144A 8.650%, 1/24/33(2)	324	343
Dominion Energy, Inc.
6.200%, 2/15/56	820	823
See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026
($ reported in thousands)
	Par Value(1)	Value

Utilities—continued
Series B 7.000%, 6/1/54	$630	$667
Electricite de France S.A. 144A 6.900%, 5/23/53(2)	1,615	1,749
ENEL Finance International N.V.
144A 7.500%, 10/14/32(2)	585	656
144A 5.500%, 6/26/34(2)	585	593
Entergy Corp. 7.125%, 12/1/54	1,420	1,468
Eskom Holdings 144A 8.450%, 8/10/28(2)	595	626
Ferrellgas LP 144A 5.875%, 4/1/29(2)	1,360	1,323
Limak Yenilenebilir Enerji AS 144A 9.625%, 8/12/30(2)	125	125
NGL Energy Operating LLC
144A 8.125%, 2/15/29(2)	165	171
144A 8.375%, 2/15/32(2)	1,330	1,385
NRG Energy, Inc.
144A 7.000%, 3/15/33(2)	1,007	1,092
144A 6.125%, 5/15/36(2)	420	420
Suburban Propane Partners LP 144A 6.500%, 12/15/35(2)	1,075	1,039
Vistra Corp. 144A 8.000% (2)(11)	902	909
Vistra Operations Co. LLC 144A 6.875%, 4/15/32(2)	1,130	1,170
		17,418

Total Corporate Bonds and Notes (Identified Cost $314,644)		316,415

Leveraged Loans—8.4%
Aerospace—0.1%
Brown Group Holding LLC Tranche B-2 (1-3 month Term SOFR + 2.500%) 6.144% - 6.166%, 7/1/31(9)	195	195
Karman Holdings LLC 2026, Tranche B (3 month Term SOFR + 2.750%) 6.482%, 4/1/32(9)	144	145
Rand Parent LLC 2025, Tranche B (3 month Term SOFR + 3.000%) 6.732%, 3/18/30(9)	441	439
TransDigm, Inc. Tranche N (1 month Term SOFR + 2.500%) 6.144%, 2/13/33(9)	279	279
Vista Management Holding, Inc. (3 month Term SOFR + 3.750%) 7.442%, 4/1/31(9)	353	354
		1,412

Chemicals—0.4%
Bond German BidCo 2 GmbH Tranche B 0.000%, 6/29/33(9)(14)	295	296
Ineos Finance plc
2030 (1 month Term SOFR + 3.250%) 6.894%, 2/19/30(9)	837	770
2032 0.000%, 6/25/32(9)(14)	885	827
	Par Value(1)	Value

Chemicals—continued
Lummus Technology Holdings V LLC Tranche B (1 month Term SOFR + 2.500%) 6.144%, 12/31/29(9)	$674	$664
Nouryon Finance B.V. 2024, Tranche B-1 (6 month Term SOFR + 3.250%) 6.938%, 4/3/28(9)	553	552
USALCO LLC 2025 (1 month Term SOFR + 3.500%) 7.144%, 9/30/31(9)	515	513
		3,622

Consumer Durables—0.2%
Cimpress plc 2026, Tranche B-1 (1 month Term SOFR + 2.500%) 6.144%, 6/3/33(9)	110	110
Gloves Buyer, Inc. (1 month Term SOFR + 4.000%) 7.644%, 5/21/32(9)	721	723
White Cap Supply Holdings LLC
Tranche C (1 month Term SOFR + 3.250%) 6.894%, 10/19/29(9)	754	752
Tranche D (1 month Term SOFR + 3.500%) 7.144%, 2/10/33(9)	345	343
		1,928

Consumer Non-Durables—0.2%
AI Aqua Merger Sub, Inc.
2026, Tranche B (1-3 month Term SOFR + 2.500%) 6.119% - 6.164%, 7/30/28(9)	630	630
Tranche B 0.000%, 7/4/33(9)(14)	470	469
Albion Financing 3 S.a.r.l. 2025, Tranche A (2 month Term SOFR + 3.000%) 6.632%, 5/21/31(9)	1,010	1,011
		2,110

Energy—0.4%
ACI Rover Parent LLC (3 month Term SOFR + 2.250%) 5.982%, 6/9/33(9)	135	135
AL GCX Holdings LLC Tranche B (1 month Term SOFR + 2.000%) 5.613%, 1/30/32(9)	469	469
Blackfin Pipeline LLC (1 month Term SOFR + 3.000%) 6.688%, 9/29/32(9)	776	778
Freeport LNG Investments LLP Tranche B (3 month Term SOFR + 3.250%) 6.925%, 2/11/33(9)	715	716
M6 ETX Holdings II Midco LLC Tranche B (1 month Term SOFR + 2.500%) 6.144%, 4/1/32(9)	535	536
Traverse Midstream Partners LLC
Tranche B 0.000%, 7/14/33(9)(14)	500	499
Tranche B (3 month Term SOFR + 2.500%) 6.164%, 2/16/28(9)	488	488
		3,621

See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026
($ reported in thousands)
	Par Value(1)	Value

Financials—0.3%
Acrisure LLC 2024, Tranche B-6 (1 month Term SOFR + 3.000%) 6.644%, 11/6/30(9)	$594	$536
Alliant Holdings Intermediate LLC 2025 (1 month Term SOFR + 2.500%) 0.000%, 9/19/31(9)	145	143
Ardonagh Group FinCo Pty Ltd. 2025, Tranche B (3-6 month Term SOFR + 3.000%) 6.732% - 6.833%, 2/15/31(9)	438	423
Broadstreet Partners, Inc. 2024, Tranche B (1 month Term SOFR + 2.500%) 6.144%, 6/13/31(9)	826	796
Focus Financial Partners LLC Tranche B (1 month Term SOFR + 2.500%) 6.144%, 9/15/31(9)	812	791
		2,689

Food / Tobacco—0.3%
Aspire Bakeries Holdings LLC 2025, Tranche B (1 month Term SOFR + 3.000%) 6.644%, 12/23/30(9)	775	777
Del Monte Foods, Inc.
(1 month Term SOFR + 4.350%) 7.987% - 8.014%, 8/2/28(5)	202	6
(1 month Term SOFR + 4.850%) 8.487%, 8/2/28(5)	464	5
(1 month Term SOFR + 8.100%) 11.719%, 8/2/28(5)	89	42
(1 month Term SOFR + 9.600%) 0.000%, 6/1/27(9)(10)	106	13
Nourish Buyer I, Inc. 2026 (3 month Term SOFR + 4.000%) 7.669%, 7/9/32(9)	214	216
Pegasus Bidco B.V. (1 month Term SOFR + 2.500%) 6.167%, 7/12/32(9)	585	584
Red SPV LLC (1 month Term SOFR + 2.250%) 5.902%, 3/15/32(9)	747	747
Treehouse Foods, Inc. (1 month Term SOFR + 4.250%) 7.894%, 2/4/33(9)	500	501
		2,891

Food and Drug—0.1%
Dechra Pharmaceuticals Holdings Ltd. Tranche B-3 (6 month Term SOFR + 2.750%) 6.387%, 1/27/32(9)	673	674
Snacking Investments Bidco Pty Ltd. (1 month Term SOFR + 3.000%) 6.657%, 10/29/32(9)	205	205
		879

Forest Prod / Containers—0.1%
Clydesdale Acquisition Holdings, Inc. Tranche B (1 month Term SOFR + 3.175%) 6.819%, 4/13/29(9)	555	544
	Par Value(1)	Value

Forest Prod / Containers—continued
Graham Packaging Co., Inc. (1 month Term SOFR + 2.250%) 5.894%, 1/26/33(9)	$195	$195
		739

Gaming / Leisure—0.5%
Catawba Nation Gaming Authority Tranche B (3 month Term SOFR + 4.750%) 8.413%, 3/29/32(9)	1,015	1,013
ECL Entertainment LLC 2025, Tranche B (1 month Term SOFR + 3.000%) 6.644%, 8/30/30(9)	509	509
Gaia Purchaser, Inc. Tranche B 0.000%, 6/25/33(9)(14)	320	320
Motion Finco LLC Tranche B-3 (3 month Term SOFR + 3.500%) 7.232%, 11/12/29(9)	650	552
Oak-Eagle Acquireco, Inc. Tranche B 0.000%, 3/24/33(9)(14)	920	922
Pioneer Opco LLC Tranche B (1 month Term SOFR + 3.250%) 6.894%, 5/16/33(9)	140	140
Playtika Holding Corp. Tranche B-1 0.000%, 3/13/28(9)(14)	484	469
Turquoise Topco Ltd. (3 month Term SOFR + 3.250%) 6.982%, 12/30/32(9)	439	430
		4,355

Health Care—1.3%
Agiliti Health, Inc. 2023, Tranche B (3 month Term SOFR + 3.000%) 6.576%, 5/1/30(9)	425	409
Amneal Pharmaceuticals LLC (1 month Term SOFR + 3.000%) 6.644%, 8/2/32(9)	293	294
Argent Finco LLC Tranche B 0.000%, 11/12/32(9)(14)	605	607
Bausch & Lomb Corp. 2025 (1 month Term SOFR + 3.750%) 7.394%, 1/15/31(9)	497	498
CHG Healthcare Services, Inc. (3 month Term SOFR + 3.000%) 6.657%, 9/29/31(9)	120	120
CNT Holdings I Corp. 2025 (3 month Term SOFR + 2.250%) 5.913%, 11/8/32(9)	760	760
Cotiviti, Inc. (1 month Term SOFR + 2.750%) 6.370%, 5/1/31(9)	489	446
Endo Finance Holdings, Inc. Tranche B (1 month Term SOFR + 3.750%) 7.394%, 4/23/31(9)	197	197
Financiere Mendel (3 month Term SOFR + 2.750%) 6.393%, 11/8/30(9)	217	217
Gainwell Acquisition Corp. Tranche B (3 month Term SOFR + 4.100%) 7.832%, 10/1/27(9)	833	820
Genmab A/S Tranche B-1 (3 month Term SOFR + 2.000%) 5.732%, 12/13/32(9)	190	190
See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026
($ reported in thousands)
	Par Value(1)	Value

Health Care—continued
Global Medical Response, Inc. (1 month Term SOFR + 3.250%) 6.889%, 10/1/32(9)	$727	$728
Grifols International Services Designated Activity Co. Tranche B, First Lien (6 month Term SOFR + 2.500%) 6.187%, 4/14/33(9)	863	865
Hanger, Inc.
(1 month Term SOFR + 3.500%) 7.144%, 10/23/31(9)	66	67
(1 month Term SOFR + 3.500%) 7.144%, 10/23/31(9)	724	726
Heartland Dental LLC 2025 0.000%, 8/25/32(9)(14)	110	110
Hologic, Inc. Tranche B (3 month Term SOFR + 2.250%) 5.995%, 4/7/33(9)	650	636
LifePoint Health, Inc.
Tranche B (3 month Term SOFR + 3.750%) 7.423%, 5/16/31(9)	762	749
Tranche B-2 (3 month Term SOFR + 3.500%) 7.177%, 5/16/31(9)	108	106
Lumexa Imaging, Inc. (3 month Term SOFR + 2.500%) 6.232%, 12/17/32(9)(10)	339	339
Mckesson Medical-Surgical Top Holdings, Inc. Tranche B (3 month Term SOFR + 2.250%) 5.982%, 6/9/32(9)	150	150
Medrisk, Inc. (1 month Term SOFR + 3.250%) 6.894%, 6/16/33(9)	310	307
Modivcare, Inc. (3 month Term SOFR + 5.000%) 8.732%, 12/2/30(9)	36	30
Parexel International, Inc. Tranche B (1 month Term SOFR + 2.500%) 6.144%, 12/12/31(9)	239	239
PointClickCare Technologies 2025, Tranche B, First Lien 0.000%, 11/3/31(9)(14)	239	238
Radiology Partners, Inc. Tranche B (3 month Term SOFR + 4.500%) 8.232%, 6/30/32(9)	540	540
Southern Veterinary Partners LLC 2025 (3 month Term SOFR + 2.500%) 6.156%, 12/4/31(9)	718	717
Star Parent, Inc. Tranche B (3 month Term SOFR + 4.000%) 7.732%, 9/27/30(9)	548	548
Upstream Newco, Inc. 2025 (3 month Term SOFR + 4.512%) 8.187%, 11/20/29(9)	342	320
		11,973

Housing—0.2%
Chariot Buyer LLC 2025, Tranche B (1 month Term SOFR + 3.000%) 6.644%, 9/8/32(9)	834	834
Green Infrastructure Partners, Inc. (3 month Term SOFR + 2.750%) 6.482%, 9/24/32(9)	399	398
	Par Value(1)	Value

Housing—continued
Hunter Douglas Holding B.V. Tranche B-1 (3 month Term SOFR + 3.000%) 6.732%, 1/17/32(9)	$430	$429
LBM Acquisition LLC Tranche B (1 month Term SOFR + 3.850%) 7.502%, 6/6/31(9)	557	466
Qxo Building Products, Inc. Tranche B 0.000%, 7/1/33(9)(14)	275	274
		2,401

Information Technology—1.1%
Applied Systems, Inc.
2024, Second Lien (3 month Term SOFR + 4.500%) 8.232%, 2/23/32(9)	80	79
Tranche B-1 (3 month Term SOFR + 2.250%) 5.982%, 2/24/31(9)	800	785
Belden, Inc. 0.000%, 7/1/33(9)(14)	150	150
Central Parent LLC 2024 (3 month Term SOFR + 3.250%) 7.546%, 7/6/29(9)	752	364
Cloud Software Group, Inc. Tranche B-2 (3 month Term SOFR + 3.250%) 6.982%, 3/21/31(9)	741	647
Composecure Holdings LLC (3 month Term SOFR + 2.250%) 5.918%, 1/14/33(9)	290	288
ConnectWise LLC (3 month Term SOFR + 3.762%) 7.494%, 9/29/28(9)	436	400
Coreweave Compute Acquisition Co. IV LLC (1 month Term SOFR + 4.500%) 8.120%, 11/6/31(9)	339	346
Delta TopCo, Inc. (3 month Term SOFR + 2.750%) 6.402%, 11/30/29(9)	469	443
Epicor Software Corp. Tranche F (1 month Term SOFR + 2.750%) 6.394%, 5/30/31(9)	473	451
Esco Technologies, Inc. Tranche B, First Lien 0.000%, 5/27/33(9)(14)	140	140
Finastra USA, Inc. (6 month Term SOFR + 4.000%) 7.746%, 9/15/32(9)	494	453
Genesys Cloud Services Holdings II LLC 2025 (1 month Term SOFR + 2.500%) 6.144%, 1/30/32(9)	745	713
Ion Platform Finance U.S., Inc. (3 month Term SOFR + 3.750%) 7.482%, 10/7/32(9)	598	425
Javelin Buyer, Inc. (3 month Term SOFR + 2.750%) 6.413%, 12/5/31(9)	522	489
Project Ruby Ultimate Parent Corp. Tranche B-5 (1 month Term SOFR + 2.864%) 6.508%, 3/10/28(9)	849	848
Proofpoint, Inc. 2025, Tranche B, First Lien (3 month Term SOFR + 3.000%) 6.732%, 8/31/28(9)	979	943
RealPage, Inc. First Lien (3 month Term SOFR + 3.262%) 6.994%, 4/24/28(9)	482	450
Rocket Software, Inc. (1 month Term SOFR + 3.750%) 7.394%, 11/28/28(9)	599	568
See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026
($ reported in thousands)
	Par Value(1)	Value

Information Technology—continued
Trio Bidco, Inc. Tranche B (3 month Term SOFR + 4.000%) 7.732%, 10/29/32(9)	$393	$385
UKG, Inc. Tranche B (3 month Term SOFR + 2.250%) 5.913%, 2/10/31(9)	634	596
		9,963

Manufacturing—0.5%
Arcline FM Holdings LLC 2025 (3 month Term SOFR + 2.750%) 6.596%, 6/23/30(9)	902	904
Columbus McKinnon Corp. Tranche B (3 month Term SOFR + 3.500%) 7.232%, 2/3/33(9)	304	303
Dynamo U.S. Bidco, Inc. Tranche B-1 (1 month Term SOFR + 3.250%) 6.894%, 9/30/31(9)	157	149
Glatfelter Corp. Tranche B (1 month Term SOFR + 4.250%) 7.894%, 11/4/31(9)	625	621
Innio Group Holding GmbH 2026, Tranche B (3 month Term SOFR + 1.500%) 5.148%, 11/3/31(9)	454	452
Lsf12 Crown U.S. Commercial Bidco LLC 2026 (1 month Term SOFR + 3.000%) 6.620%, 12/2/31(9)	752	753
Resilience Parent LLC (3 month Term SOFR + 2.500%) 6.232%, 2/28/33(9)	435	434
TK Elevator Midco Gmbh Tranche B-2 (6 month Term SOFR + 2.750%) 6.480%, 4/30/30(9)	329	330
TK Elevator Midco GmbH Tranche B (6 month Term SOFR + 2.750%) 6.377%, 4/30/30(9)	666	669
		4,615

Media / Telecom - Broadcasting—0.3%
CMG Media Corp. (3 month Term SOFR + 3.600%) 7.332%, 6/18/29(9)	805	725
Discovery Global Holdings, Inc. (1 month Term SOFR + 2.500%) 6.144%, 6/3/33(9)	240	240
EOC Borrower LLC Tranche B (1 month Term SOFR + 2.750%) 6.394%, 3/24/32(9)	505	504
Gray Television, Inc. Tranche D (1 month Term SOFR + 3.114%) 6.735%, 12/1/28(9)	369	369
Sinclair Television Group, Inc. Tranche B-7 (3 month Term SOFR + 4.250%) 7.982%, 12/31/30(9)	537	466
Univision Communications, Inc. 2024, First Lien (1 month Term SOFR + 3.500%) 7.258%, 1/31/29(9)	738	732
		3,036

	Par Value(1)	Value

Media / Telecom - Cable/Wireless Video—0.3%
Cogeco Communications Finance USA LP Tranche B-1 (1 month Term SOFR + 3.250%) 6.894%, 9/18/30(9)	$561	$500
DIRECTV Financing LLC 2024, Tranche B (3 month Term SOFR + 5.512%) 9.175%, 8/2/29(9)	771	774
Eagle Broadband Investments LLC (3 month Term SOFR + 3.262%) 6.994%, 11/12/27(9)	1,491	1,130
Level 3 Financing, Inc. Tranche B-5 (1 month Term SOFR + 2.750%) 6.394%, 3/29/32(9)	23	23
		2,427

Media / Telecom - Diversified Media—0.2%
Century DE Buyer LLC 2025 (3 month Term SOFR + 3.000%) 6.663%, 10/30/30(9)	911	905
McGraw-Hill Education, Inc. 2025, Tranche B (1 month Term SOFR + 2.750%) 6.394%, 8/6/31(9)	419	421
Neptune Bidco U.S., Inc. 2026, Tranche B (3 month Term SOFR + 5.100%) 8.769%, 2/3/33(9)	920	912
		2,238

Media / Telecom - Telecommunications—0.1%
Altice France S.A. Tranche B-11 (3 month Term SOFR + 4.125%) 7.798%, 5/1/28(9)	781	782
Media / Telecom - Wireless Communications—0.1%
Viasat, Inc. (1 month Term SOFR + 4.614%) 8.258%, 3/2/29(9)	671	674
Metals / Minerals—0.1%
Worthington Steel, Inc. (1 month Term SOFR + 4.000%) 7.620%, 6/1/33(9)	615	613
Retail—0.2%
Harbor Freight Tools USA, Inc. (1 month Term SOFR + 2.250%) 5.894%, 6/11/31(9)	519	517
Petco Health & Wellness Co., Inc. 2026 (3 month Term SOFR + 4.250%) 7.982%, 2/3/31(9)	534	527
Pye Barker Fire & Safety LLC
(3 month Term SOFR + 2.500%) 6.232%, 12/16/32(9)	4	4
(3 month Term SOFR + 2.500%) 6.232%, 12/16/32(9)	197	197
Restoration Hardware, Inc. 0.000%, 10/20/28(9)(14)	285	277
Skechers USA, Inc. Tranche B-1 (1 month Term SOFR + 2.750%) 6.394%, 9/13/32(9)	721	724
		2,246

See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026
($ reported in thousands)
	Par Value(1)	Value

Service—1.1%
Adi Global Distribution Funding LLC Tranche B 0.000%, 6/17/33(9)(14)	$80	$80
AlixPartners LLP 2025 (1 month Term SOFR + 2.000%) 5.644%, 8/12/32(9)	433	430
Allied Universal Holdco LLC (1 month Term SOFR + 3.250%) 6.894%, 8/20/32(9)	595	595
Ascend Learning LLC (1 month Term SOFR + 3.000%) 6.644%, 12/11/28(9)	626	610
BIFM U.S. Finance LLC 2025, First Lien (1 month Term SOFR + 3.250%) 6.894%, 5/31/28(9)	659	661
DG Investment Intermediate Holdings 2, Inc. (1 month Term SOFR + 3.250%) 6.894%, 7/9/32(9)	748	749
Ensemble RCM LLC Tranche B (3 month Term SOFR + 3.000%) 6.663%, 2/9/33(9)	450	448
Fugue Finance B.V. Tranche B (3 month Term SOFR + 2.250%) 5.916%, 1/9/32(9)	733	730
Garda World Security Corp. (3 month Term SOFR + 2.750%) 6.419%, 2/1/29(9)	753	751
Kuehg Corp. (3 month Term SOFR + 2.750%) 6.482%, 6/12/30(9)	614	590
Lernen Bidco Ltd. Tranche B-3 (6 month Term SOFR + 3.500%) 7.131%, 10/27/31(9)	601	590
NAB Holdings LLC 2025 (3 month Term SOFR + 2.500%) 6.232%, 11/24/28(9)	1,207	1,121
Omnia Partners LLC (3 month Term SOFR + 2.750%) 6.417%, 12/31/32(9)	726	726
Sweetwater Borrower LLC Tranche B (1 month Term SOFR + 4.000%) 7.644%, 2/11/33(9)	252	254
Trugreen Ltd. Partnership First Lien (3 month Term SOFR + 4.100%) 7.766%, 11/2/27(9)	725	692
Vantor Holdings, Inc. (3 month Term SOFR + 4.500%) 8.118%, 3/3/33(9)	885	887
		9,914

Transportation - Automotive—0.1%
Mavis Tire Express Services Topco Corp. (3 month Term SOFR + 3.250%) 6.920%, 5/6/33(9)	485	484
Wand NewCo 3, Inc. Tranche B-2 (1 month Term SOFR + 2.500%) 6.144%, 1/30/31(9)	493	492
		976

Unknown SOI_Credit Suisse Industry—0.0%
Skyshield U.S. Bidco Ltd. Tranche B 0.000%, 6/2/33(9)(14)	140	140
	Par Value(1)	Value

Utilities—0.2%
Birdsboro Power LLC Tranche B 0.000%, 6/24/33(9)(14)	$310	$309
Pathfinder Power LLC Tranche B 0.000%, 6/22/33(9)(14)	70	70
Potomac Energy Center LLC (3 month Term SOFR + 2.750%) 6.413%, 8/5/32(9)	718	717
South Field Energy LLC
Tranche B (3 month Term SOFR + 3.000%) 6.732%, 8/29/31(9)	186	186
Tranche C (3 month Term SOFR + 3.000%) 6.732%, 8/29/31(9)	12	12
WEC U.S. Holdings Ltd. (1 month Term SOFR + 2.000%) 5.620%, 1/27/31(9)	571	571
		1,865

Total Leveraged Loans (Identified Cost $80,498)		78,109

	Shares
Convertible Preferred Stocks—0.1%
Communication Services—0.0%
Alphabet, Inc. Series A, 6.250	157	8
Alphabet, Inc. Series B, 6.250	157	8
		16

Financials—0.1%
Apollo Global Management, Inc., 6.750	1,050	64
Ares Management Corp. Series B, 6.750	1,500	55
Bank of America Corp. Series L, 7.250	39	49
KKR & Co., Inc. Series D, 6.250(6)	1,500	60
Wells Fargo & Co. Series L, 7.500	113	130
		358

Health Care—0.0%
BrightSpring Health Services, Inc., 6.750	354	81
Industrials—0.0%
Boeing Co. (The), 6.000	3,650	246
Information Technology—0.0%
Hewlett Packard Enterprise Co., 7.625	1,400	162
Strategy, Inc., 8.000	733	43
		205

Materials—0.0%
Albemarle Corp., 7.250	1,850	102
Real Estate—0.0%
EPR Properties Series C, 5.750	3,200	82
Total Convertible Preferred Stocks (Identified Cost $1,029)		1,090

See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026
($ reported in thousands)
	Shares	Value

Preferred Stock—0.1%
Financials—0.1%
Capital Farm Credit ACA Series 1 144A, 8.393%(2)	525 (15)	$516
Total Preferred Stock (Identified Cost $525)		516

Common Stocks—0.1%
Communication Services—0.1%
Altice Luxembourg S.A.(16)	551	8
Atento Luxco 1 S.A.(16)	14,503	286
		294

Consumer Discretionary—0.0%
MYT Holding LLC Class B(16)	42,729	11
NMG Parent LLC Escrow(10)(16)	836	—
West Marine(10)(16)	650	—
		11

Health Care—0.0%
Lannett Co., Inc.(10)(16)	4,574	73
Modivcare(10)(16)	6,900	36
		109

Materials—0.0%
Klockner Pentaplast(16)	102,798	191
Total Common Stocks (Identified Cost $378)		605

Affiliated Exchange-Traded Fund—1.3%
Financials—1.3%
Virtus Newfleet Securitized Income ETF(17)(18)	515,842	12,468
Total Affiliated Exchange-Traded Fund (Identified Cost $12,559)		12,468

Total Long-Term Investments—98.3% (Identified Cost $909,068)		913,288

Short-Term Investment—0.4%
Money Market Mutual Fund—0.4%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 3.538%)(18)	3,929,474	3,929
Total Short-Term Investment (Identified Cost $3,929)		3,929

	Shares	Value

Securities Lending Collateral—0.3%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 3.538%)(18)(19)	3,058,351	$3,059
Total Securities Lending Collateral (Identified Cost $3,059)		3,059

TOTAL INVESTMENTS—99.0% (Identified Cost $916,056)		$920,276
Other assets and liabilities, net—1.0%		9,387
NET ASSETS—100.0%		$929,663

Abbreviations:
ABS	Asset-Backed Securities
ACA	American Capital Access Financial Guarantee Corp.
BDC	Business Development Companies
DAC	Designated Activity Company
ETF	Exchange-Traded Fund
JSC	Joint Stock Company
LLC	Limited Liability Company
LLP	Limited Liability Partnership
LP	Limited Partnership
PIK	Payment-in-Kind Security
plc	Public Limited Company
S.a.r.l.	Société à responsabilité limitée
SOFR	Secured Overnight Financing Rate

Foreign Currencies:
BRL	Brazilian Real
CZK	Czech Koruna
MXN	Mexican Peso
MYR	Malaysian Ringgit
ZAR	South African Rand

Footnote Legend:
(1)	Par Value disclosed in foreign currency is reported in thousands.
(2)
Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2026, these securities amounted to a value of $475,877 or 51.2% of net assets.

(3)	Security in default; interest payments are being received.
(4)	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(5)	Security in default; no interest payments are being received.
(6)	All or a portion of security is on loan.
(7)	Represents step coupon bond. Rate shown reflects the rate in effect as of June 30, 2026.
(8)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(9)
Variable rate security. Rate disclosed is as of June 30, 2026. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026
($ reported in thousands)
(10)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(11)	No contractual maturity date.
(12)	Amount is less than $500 (not in thousands).
(13)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(14)	This loan will settle after June 30, 2026, at which time the interest rate, calculated on the base lending rate and the agreed upon spread on trade date, will be reflected.
(15)	Value shown as par value.
(16)	Non-income producing.
(17)	Affiliated investment.
(18)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(19)	Represents security purchased with cash collateral received for securities on loan.

Country Weightings†
United States	76%
Mexico	2
Canada	1
Brazil	1
United Kingdom	1
South Africa	1
Ireland	1
Other	17
Total	100%
† % of total investments as of June 30, 2026.
As of June 30, 2026, the Fund had the following unfunded loan commitments:
Borrower	Par Value	Commitment	Value	Unrealized Appreciation (Depreciation)
Coreweave Compute Acquisition Co. IV LLC, 11/06/31	$616	$627	$628	$1
Hanger, Inc., 10/23/31	28	27	28	— (1)
Pye Barker Fire & Safety LLC, 12/16/32	25	25	25	— (1)
Trio Bidco, Inc. Tranche B, 10/29/32	41	41	40	— (1)
Total	$710	$720	$721	$1

(1)	Amount is less than $500 (not in thousands).

Exchange-traded futures contracts as of June 30, 2026 were as follows:
Issue	Expiration	Contracts Purchased/(Sold)	Notional Value	Value / Unrealized Appreciation	Value / Unrealized Depreciation
Long Contracts:
10 Year U.S. Treasury Note Future	September 2026	323	$35,495	$64	$—
Total				$64	$—
See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of June 30, 2026, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at June 30, 2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
U.S. Government Securities	$28,000	$—	$28,000	$—
Foreign Government Securities	136,232	—	136,232	—
Mortgage-Backed Securities	210,048	—	210,048	—
Asset-Backed Securities	120,533	—	120,533	—
Convertible Bonds and Notes	9,272	—	9,272	—
Corporate Bonds and Notes	316,415	—	316,403	12 (1)
Leveraged Loans	78,109	—	77,757	352
Equity Securities:
Convertible Preferred Stocks	1,090	1,090	—	—
Preferred Stock	516	—	516	—
Common Stocks	605	—	496	109 (1)
Affiliated Exchange-Traded Fund	12,468	12,468	—	—
Money Market Mutual Fund	3,929	3,929	—	—
Securities Lending Collateral	3,059	3,059	—	—
Other Financial Instruments:
Futures Contracts	64	64	—	—
Unfunded Loan Commitments*	1 (2)	—	1 (2)	—
Total Investments	$920,341	$20,610	$899,258	$473

(1)	Includes internally fair valued securities currently priced at zero ($0).
(2)	Amount is less than $500 (not in thousands).
*	Unfunded Loan Commitments are valued at the net unrealized appreciation (depreciation).
Securities held by the Fund with an end of period value of $17 were transferred from Level 3 to Level 2 due to a increase in trading activities during the period.
Security held by the Fund with an end of period value of $12 was transferred from Level 2 to Level 3 due to a decrease in trading activities during the period.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the roll-forward of Level 3 securities and assumptions are not shown for the period ended June 30, 2026.
See Notes to Schedule of Investments

VIRTUS NEWFLEET MULTI-SECTOR INTERMEDIATE BOND FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2026
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
• Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
• Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, restricted securities, and leveraged loans are valued based on either evaluated or composite quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual financial statements.